Capital Stock (Details 5) - Years	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (in years)	4.4	4.5
Risk free interest rate		1.71%
Dividend yield	0.00%	0.00%
Expected volatility		80.44%
Class D warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life (in years)			4.0
Risk free interest rate			0.85%
Dividend yield			0.00%
Expected volatility			120.40%